Cover Page	Nov. 01, 2021
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Nov. 01, 2021
Entity Registrant Name	Guidewire Software, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35394
Entity Tax Identification Number	36-4468504
Entity Address, Address Line One	2850 S. Delaware St., Suite 400
Entity Address, City or Town	San Mateo
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94403
City Area Code	650
Local Phone Number	357-9100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	GWRE
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	true
Amendment Description	As previously reported, Frank O’Dowd, the Company’s former Chief Sales Officer, remained a Company employee through calendar year end, ensuring a smooth transition. On January 6, 2022, Mr. O’Dowd and the Company entered into a separation and release agreement, which provides his contractually due severance and acceleration of 33,746 RSUs.
Entity Central Index Key	0001528396